Related Parties - Summary of Costs Incurred for Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Short-term benefits	$ 14,360	$ 15,457
Post-employment benefits	719	19
Equity-settled share-based payment transactions	8,207	8,674
Key management personnel compensation	$ 23,286	$ 24,750